Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding, December 31, 2018	225,684
Granted	231,152
Exercised	(11,849)
Forfeited/Cancelled	(71,806)
Outstanding, December 31, 2019	373,181	225,684
Vested and expected to vest at December 31, 2019	297,956
Exercisable at December 31, 2019	122,933
Weighted average exercise price (US$)
Outstanding, December 31, 2018	$ 1,751
Granted	980
Exercised	221
Forfeited/Cancelled	1,715
Outstanding, December 31, 2019	1,329	$ 1,751
Vested and expected to vest at December 31, 2019	1,373
Exercisable at December 31, 2019	$ 1,777
Weighted average remaining contractual life (Years)
Outstanding, December 31, 2019	8 years	7 years
Vested and expected to vest at December 31, 2019	8 years
Exercisable at December 31, 2019	5 years
Aggregate intrinsic value (US$ in millions)
Outstanding, December 31, 2018	$ 40
Outstanding, December 31, 2019	72	$ 40
Vested and expected to vest at December 31, 2019	53
Exercisable at December 31, 2019	$ 7